Cover	Mar. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2025
Entity File Number	000-56377
Entity Registrant Name	Lomond Therapeutics Holdings, Inc.
Entity Central Index Key	0001900520
Entity Tax Identification Number	87-2959575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 The Green Ste 8490
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	212
Local Phone Number	739-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false